Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Environmental Control Property Servicing Agreement, dated as of May 12, 2021 (the “Servicing Agreement”), by and between WISCONSIN ELECTRIC POWER COMPANY, as servicer (the “Servicer”), and WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC, the Servicer does hereby certify, for the June 16th, 2025 Payment Date (the “Current Payment Date”), as follows:

Billing Periods: November 2024 to April 2025 (December 2024 to May 2025 Collection Period)

Payment Date: June 16, 2025

1.             Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the November 2024 Billing Period	$1,124,523.27
ii.	Remittances for the December 2024 Billing Period	$1,030,932.35
iii.	Remittances for the January 2025 Billing Period	$905,966.13
iv.	Remittances for the February 2025 Billing Period	$889,406.83
v.	Remittances for the March 2025 Billing Period	$932,978.73
vi.	Remittances for the April 2025 Billing Period	$823,862.55
viii.	Investment Earnings on Capital Subaccount	$4,405.80
ix.	Investment Earnings on Excess Funds Subaccount	$2,076.62
x.	Investment Earnings on General Subaccount	$29,285.24
xi.	General Subaccount Balance (sum of i through x above)	$5,743,437.52
xii.	Excess Funds Subaccount Balance as of prior Payment Date	$340,558.09
xiii.	Capital Subaccount Balance as of prior Payment Date	$594,070.00
xiv.	Collection Account Balance (sum of xi through xiii above)	$6,678,065.61

2.             Outstanding Amounts of as of prior Payment Date:

Aggregate Outstanding Amount of all Environmental Trust Bonds	$88,010,232.00

3.             Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
Environmental Trust Bonds	$4,569,704.00

Interest	Interest Rate	Days in Interest Period(1)	Principal Balance	Interest Due
Environmental Trust Bonds	1.578%	180	$88,010,232.00	$694,400.73

		Required Level	Funding Required
xiii.	Capital Subaccount	$594,070.00	$—

(1)	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4.             Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts	$8,000.00
ii.	Servicing Fee	$29,703.48
iii.	Administration Fee	$37,500.00
iv.	Operating Expenses	$141,346.00

Environmental Trust Bonds		Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)		$—
	Interest Payment	$694,400.73	$5.84

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date
	Principal Payment	$—	$—

vii.	Semi-Annual Principal
	Principal Payment	$4,569,704.00	$38.46

viii.	Other Unpaid Operating Expenses		$9,291.50
ix.	Funding of Capital Subaccount (to required level)		$—
x.	Capital Subaccount Return to Wisconsin Electric Power Company		$6,442.08
xi.	Deposit to Excess Funds Subaccount		$256,341.23
xii.	Released to Issuer upon Retirement of all Environmental Trust Bonds		$—
xiii.	Aggregate Remittances as of Current Payment Date		$5,707,669.86

5.             Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Aggregate Outstanding Amount of all Environmental Trust Bonds	$83,440,528.00
ii.	Excess Funds Subaccount Balance	$596,899.32
iii.	Capital Subaccount Balance	$594,070.00
iv.	Aggregate Collection Account Balance	$1,190,969.32

6.            Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	$—
iii.	Total Withdrawals	$—

7.             Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Interest Payment	$—

ii.	Semi-annual Principal
	Principal Payment	$—

8.             Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.             Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 6th day of June, 2025.

WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC, As Issuing Entity

By: WISCONSIN ELECTRIC POWER COMPANY, as Servicer

Date:	June 6, 2025	/s/ Anthony E. Reese
Anthony L. Reese
Vice President and Treasurer

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